Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits [Line Items]
Beginning balance	$ 9.0	[1]
Additions based on tax positions related to current year	0.7	[1]
Additions for tax positions of prior years	1.5	[1]
Reductions for tax positions of prior years	(6.0)	[1]
Settlements	(2.5)	[1]
Net, current activity	(6.3)	[1]
Ending balance	$ 2.7	[1]

[1]	Unrecognized state tax liabilities are not adjusted for the federal tax impact.